FINANCIAL INSTRUMENTS - Liquidity Risk Management (Details) - USD ($)	Dec. 31, 2020	Aug. 01, 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	$ 40,506,000
Borrowings	28,610,000
Lease liabilities	102,635,000
Other financial liabilities	80,483,000
Financial liabilities	252,234,000
Subscription Agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities		$ 16,757,000
Foreign exchange forward contracts and interest rate SWAP
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities	0
2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	35,266,000
Borrowings	1,440,000
Lease liabilities	19,511,000
Other financial liabilities	19,493,000
Financial liabilities	75,710,000
2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	2,400,000
Borrowings	589,000
Lease liabilities	20,011,000
Other financial liabilities	33,540,000
Financial liabilities	56,540,000
2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	1,485,000
Borrowings	527,000
Lease liabilities	18,214,000
Other financial liabilities	20,989,000
Financial liabilities	41,215,000
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	1,355,000
Borrowings	26,054,000
Lease liabilities	44,899,000
Other financial liabilities	6,461,000
Financial liabilities	$ 78,769,000